SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
Current
Deferred	141	(4,578)
Current
Deferred	131	(1,445)
Current	50	50
Deferred
Change in valuation allowance	(272)	(6,023)
Income tax provision (benefit)	$ 50	$ 50